Stock Compensation Plan - Text Blocks	12 Months Ended
Dec. 26, 2020
Share-based Payment Arrangement [Abstract]
Stock Compensation Plan	Stock Compensation Plan
2019 Omnibus Incentive Plan

In December 2019, the Company's stockholders approved the Company's 2019 Omnibus Incentive Plan (the "2019 Plan"). The 2019 Plan provides for a variety of awards, including stock options, stock appreciation rights, performance units, performance shares, shares of the Company’s common stock, par value $0.01 per share, restricted stock, restricted stock units, incentive awards, dividend equivalent units and other stock-based awards. Awards under the 2019 Plan may be granted to the Company’s eligible employees, directors, or consultants or advisors. The 2019 Plan provides that an aggregate maximum of 5,000,000 shares of common stock are reserved for issuance under the 2019 Plan, subject to adjustment for certain corporate events. At December 26, 2020 and December 28, 2019, 4,062,558 and 4,398,334 shares of common stock remained available for grant, respectively.

Stock Options

The following table summarizes the information for options granted in the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018:

	12/26/2020	12/28/2019	4/30/2019	4/30/2018
Weighted-average fair value of options granted	$—	$4.66	$2.18	$3.16
Dividend yield	—%	—%	5.3% - 7.2%	4.5% - 5.9%
Expected volatility	—%	44.9%	38.3% - 44.7%	36.8% - 51.3%
Expected terms	0 years	5 years	5 - 6 years	5 - 6 years
Risk-free interest rates	—%	1.7%	2.7% - 2.8%	1.9% - 2.1%
Stock option activity during the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018 was as follows:

	Number of options	Weighted-average exercise price
Outstanding at April 30, 2017	1,387,331	$18.02
Granted	272,502	13.25
Exercised	(9,000)	10.51
Forfeited or expired	(1,178,330)	17.22
Outstanding at April 30, 2018	472,503	17.41
Granted	704,514	10.20
Exercised	(14,069)	10.90
Forfeited or expired	(366,704)	17.99
Outstanding at April 30, 2019	796,244	10.88
Granted	88,340	11.93
Exercised	(207,802)	10.60
Forfeited or expired	(216,497)	12.87
Outstanding at December 28, 2019	460,285	10.28
Granted	—	—
Exercised	(50,278)	10.35
Forfeited or expired	(18,598)	11.93
Outstanding at December 26, 2020	391,409	$10.19
Intrinsic value is defined as the fair value of the stock less the cost to exercise. The total intrinsic value of options exercised in the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018 was $0.6 million, $0.3 million, $0.1 million and $0.1 million. The total intrinsic value of stock options outstanding at December 26, 2020 was $7.2 million. Stock options vest from the date of grant to three years after the date of grant and expire from 4 to 5 years after the vesting date.
Nonvested stock options (options that had not vested in the period reported) activity during the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018 was as follows:

	Nonvested options	Weighted-average exercise price
Outstanding at April 30, 2017	678,118	$15.88
Granted	272,502	13.25
Vested	(563,118)	14.61
Forfeited	(120,069)	20.73
Outstanding at April 30, 2018	267,433	14.27
Granted	704,514	10.20
Vested	(92,207)	9.49
Forfeited	(225,226)	14.22
Outstanding at April 30, 2019	654,514	10.35
Granted	88,340	11.93
Vested	(374,942)	10.77
Forfeited	(152,905)	10.55
Outstanding at December 28, 2019	215,007	10.11
Granted	—	—
Vested	(133,075)	10.46
Forfeited	(18,598)	11.93
Outstanding at December 26, 2020	63,334	$8.83
At December 26, 2020, unrecognized compensation cost related to non-vested stock options was less than $0.1 million. These costs are expected to be expensed through fiscal 2021.

The following table summarizes information about stock options outstanding and exercisable at December 26, 2020.

	Options outstanding			Options exercisable
Range of Exercise Prices	Number of options outstanding	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Number of options exercisable	Weighted-average exercise price
0.00 - 10.89	217,500	$8.77	4.2	154,166	$8.74
10.90 - 16.38	173,909	11.98	3.2	173,909	11.98
	391,409	$10.19		328,075	$10.46

Restricted Stock Units

The Company has awarded service-based restricted stock units ("RSUs") and performance restricted stock units ("PRSUs") to its non-employee directors, officers and certain employees. The Company recognizes expense based on the estimated fair value of the RSUs or PRSUs granted over the vesting period on a straight-line basis. The fair value of RSUs and PRSUs is determined using the Company's closing stock price on the date of the grant. At December 26, 2020, unrecognized compensation cost related to RSUs and PRSUs was $4.3 million and $11.9 million, respectively. These costs are expected to be recognized through fiscal 2023.
The following table summarizes the status of service-based RSU activity during the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018:

	Number of RSUs	Weighted-Average Fair Value at Grant Date
Balance at April 30, 2017	176,396	$13.61
Granted	192,560	12.21
Vested	(187,364)	13.04
Forfeited	(54,562)	13.34
Balance at April 30, 2018	127,030	12.48
Granted	147,991	10.40
Vested	(28,029)	13.47
Forfeited	(78,200)	12.31
Balance at April 30, 2019	168,792	10.56
Granted	153,085	14.10
Vested	(80,549)	10.73
Forfeited	(36,122)	10.72
Balance at December 28, 2019	205,206	13.11
Granted	192,809	24.83
Vested	(85,911)	12.67
Forfeited	(15,957)	19.69
Balance at December 26, 2020	296,147	$20.51

The following table summarizes the status of PRSU activity during the year ended December 26, 2020 and the Transition Period:

	Number of PRSUs	Weighted-Average Fair Value at Grant Date
Balance at April 30, 2019	—	$—
Granted	465,833	14.40
Vested	—	—
Forfeited	—	—
Balance at December 28, 2019	465,833	14.40
Granted	154,904	24.84
Vested	—	—
Forfeited	(2,000)	14.40
Balance at December 26, 2020	618,737	$17.00

Stock Compensation Expense
The Company recorded $8.9 million and $2.3 million of expense related to stock awards from continuing operations for the year ended December 26, 2020 and the Transition Period, respectively. There were no expenses related to stock awards from continuing operations recorded for the years ended April 30, 2019 and April 30, 2018, respectively.